1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Contract liabilities, beginning balance	$ 450,192	$ 857,842	$ 857,842
Revenue recognized in current period previously accrued			768,408
Contract liabilities, ending balance			450,192	$ 857,842
Cash and cash equivalents	849,135	351,314	2,288,426	402,738	$ 118,405
Depreciation and amortization			38,554	27,216
Allowance for doubtful accounts	246,201		$ 246,953	$ 232,500
Antidilutive shares			1,819,500	4,530,513
Stock-based compensation costs	$ 76,505	$ 342,984	$ 473,326	$ 52,341
Goodwill or patent impairment			$ 0	$ 0
Accounts Receivable [Member] | Customer A [Member]
Concentration risk percentage			12.00%	22.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration risk percentage				16.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration risk percentage				13.00%
Accounts Receivable [Member] | Customer D [Member]
Concentration risk percentage				13.00%